Estimated Aggregate Amortization Expense for Intangible Assets (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	¥ 103,311
2017	88,821
2018	66,922
2019	43,275
2020	¥ 31,220